Consolidated Statements of Shareholders' Equity ¥ in Thousands, $ in Thousands	Ordinary Shares [Member] Class A ordinary shares [Member] CNY (¥) shares	Ordinary Shares [Member] Class A ordinary shares [Member] USD ($) shares	Ordinary Shares [Member] Class B ordinary shares [Member] CNY (¥) shares	Ordinary Shares [Member] Class B ordinary shares [Member] USD ($) shares	Treasury stock [Member] CNY (¥) shares	Additional paid-in capital [Member] CNY (¥)	Additional paid-in capital [Member] USD ($)	Statutory reserves [Member] CNY (¥)	Statutory reserves [Member] USD ($)	(Accumulated deficit)/Retained earnings [Member] CNY (¥)	(Accumulated deficit)/Retained earnings [Member] USD ($)	Accumulated other comprehensive (loss)/income [Member] CNY (¥)	Accumulated other comprehensive (loss)/income [Member] USD ($)	Noncontrolling interests [Member] CNY (¥)	Noncontrolling interests [Member] USD ($)	CNY (¥)	USD ($)
Balance at Dec. 31, 2013	¥ 18,530		¥ 22,053			¥ 1,734,993		¥ 50,330		¥ (194,601)		¥ (60,127)		¥ 3,857		¥ 1,575,035
Balance, number of shares at Dec. 31, 2013 | shares	282,578,957	282,578,957	317,325,360	317,325,360
Share-based compensation						53,181										53,181
Issuance of ordinary shares upon settlement of share-based awards	¥ 426					9,217										9,643
Issuance of ordinary shares upon settlement of share-based awards, number of shares | shares	6,928,776	6,928,776
Repurchase of ordinary shares					¥ (241,344)											(241,344)
Repurchase of ordinary shares, number of shares | shares					(32,168,584)
Cancellation of repurchased ordinary shares	¥ (1,854)				¥ 227,965	(227,267)										(1,156)
Cancellation of repurchased ordinary shares, number of shares | shares	(30,128,928)	(30,128,928)			30,128,928
Cancellation of restricted shares	¥ (10)					10
Cancellation of restricted shares, number of shares | shares	(168,752)	(168,752)
Appropriation to statutory reserves								15,638		(15,638)
Fair value changes of available-for-sale investments												40,283				40,283
Foreign currency translation adjustment												4,503				4,503
Issuance of ordinary shares for investment	¥ 186					17,093										17,279
Issuance of ordinary shares for investment, number of shares | shares	3,034,245	3,034,245
Disposal of certain investment in a subsidiary														(2,885)		(2,885)
Net income										263,091				(972)		262,119
Balance at Dec. 31, 2014	¥ 17,278		¥ 22,053		¥ (13,379)	1,587,227		65,968		52,852		(15,341)				1,716,658
Balance, number of shares at Dec. 31, 2014 | shares	262,244,298	262,244,298	317,325,360	317,325,360	(2,039,656)
Share-based compensation						34,354										34,354
Issuance of ordinary shares upon settlement of share-based awards	¥ 240					8,534										8,774
Issuance of ordinary shares upon settlement of share-based awards, number of shares | shares	3,822,780	3,822,780
Repurchase of ordinary shares					¥ (65,910)											(65,910)
Repurchase of ordinary shares, number of shares | shares					(10,776,568)
Cancellation of repurchased ordinary shares	¥ (785)				¥ 79,289	(79,011)										(507)
Cancellation of repurchased ordinary shares, number of shares | shares	(12,816,224)	(12,816,224)			12,816,224
Appropriation to statutory reserves								4,343		(4,343)
Fair value changes of available-for-sale investments												15,869				15,869
Foreign currency translation adjustment												22,813				22,813
Capital contribution received from noncontrolling shareholders														250		250
Net income										73,584				(1,199)		72,385
Balance at Dec. 31, 2015	¥ 16,733		¥ 22,053			1,551,104		70,311		122,093		23,341		(949)		1,804,686
Balance, number of shares at Dec. 31, 2015 | shares	253,250,854	253,250,854	317,325,360	317,325,360
Share-based compensation						1,890										1,890
Issuance of ordinary shares upon settlement of share-based awards	¥ 110					2,517										2,627
Issuance of ordinary shares upon settlement of share-based awards, number of shares | shares	1,658,936	1,658,936
Appropriation to statutory reserves								7,635		(7,635)
Fair value changes of available-for-sale investments												247,336				247,336	$ 35,624
Foreign currency translation adjustment												27,669				27,669	3,985
Net income										80,611				(2,391)		78,220	11,265
Balance at Dec. 31, 2016	¥ 16,843	$ 2,426	¥ 22,053	$ 3,176		¥ 1,555,511	$ 224,040	¥ 77,946	$ 11,227	¥ 195,069	$ 28,096	¥ 298,346	$ 42,971	¥ (3,340)	$ (481)	¥ 2,162,428	$ 311,455
Balance, number of shares at Dec. 31, 2016 | shares	254,909,790	254,909,790	317,325,360	317,325,360